Loans payable (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended	9 Months Ended
	Feb. 29, 2024	Aug. 31, 2023	Feb. 28, 2023	Oct. 31, 2022	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Feb. 15, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortization of note premium						$ 167,312	$ 161,074
Note payable - noncurrent								$ 0
Anivia Purchase Note [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Principal amount									$ 3,500,000
Fair value of purchase note									$ 3,600,000
Repayment of debt	$ 875,000	$ 875,000	$ 875,000	$ 875,000
Accrued interest					$ 6,617	39,429
Amortization of note premium					6,445	31,602
Promissory note payable					$ 0	$ 0
Note payable balance								2,017,852
Note payable - current								$ 2,017,852